SCHEDULE OF RELATED PARTY TRASACTIONS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible notes payable to related party		$ 566,743	$ 470,473
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Convertible notes payable to related party		566,743	566,743
Less: loan discounts			(96,270)
Total convertible notes payable to related party, net		566,743	470,473
Total related party payables		$ 566,743	$ 470,473